Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-55539
Entity Registrant Name	TRILLION ENERGY INTERNATIONAL INC.
Entity Central Index Key	0001648636
Entity Address, Address Line One	Suite 700
Entity Address, Address Line Two	838 W. Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 0A6